INVESTMENTS IN VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2014
Investments in Variable Interest Entities [Abstract]
INVESTMENTS IN VARIABLE INTEREST ENTITIES
INVESTMENTS IN VARIABLE INTEREST ENTITIES

We have concluded that we are the primary beneficiary with respect to certain VIEs, which are consolidated in our financial statements.  In consolidating the VIEs, we consistently use the financial information most recently distributed to investors in the VIE, which in one case, is less than two months prior to the end of our reporting period.

All of the VIEs are collateralized loan trusts that were established to issue securities to finance the purchase of corporate loans and other permitted investments (including two new VIEs which were consolidated in 2014, one new VIE which was consolidated in 2013 and one new VIE which was consolidated in 2012).  The assets held by the trusts are legally isolated and not available to the Company.  The liabilities of the VIEs are expected to be satisfied from the cash flows generated by the underlying loans held by the trusts, not from the assets of the Company.  The scheduled repayment of the remaining principal balance of the borrowings related to the VIEs are as follows: $35.4 million in 2015; $64.5 million in 2018; $492.0 million in 2022; $381.8 million in 2024; and $326.9 million in 2026. The Company has no further commitments to the VIEs.

Certain of our insurance subsidiaries are noteholders of the VIEs.  Another subsidiary of the Company is the investment manager for the VIEs.  As such, it has the power to direct the most significant activities of the VIEs which materially impacts the economic performance of the VIEs.

The following table provides supplemental information about the assets and liabilities of the VIEs which have been consolidated (dollars in millions):

	December 31, 2014
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$1,367.1	$—	$1,367.1
Notes receivable of VIEs held by insurance subsidiaries	—	(153.3)	(153.3)
Cash and cash equivalents held by variable interest entities	68.3	—	68.3
Accrued investment income	3.2	—	3.2
Income tax assets, net	18.1	(2.9)	15.2
Other assets	14.2	(1.7)	12.5
Total assets	$1,470.9	$(157.9)	$1,313.0
Liabilities:
Other liabilities	$61.2	$(6.1)	$55.1
Borrowings related to variable interest entities	1,286.1	—	1,286.1
Notes payable of VIEs held by insurance subsidiaries	157.3	(157.3)	—
Total liabilities	$1,504.6	$(163.4)	$1,341.2

	December 31, 2013
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$1,046.7	$—	$1,046.7
Notes receivable of VIEs held by insurance subsidiaries	—	(108.5)	(108.5)
Cash and cash equivalents held by variable interest entities	104.3	—	104.3
Accrued investment income	1.9	—	1.9
Income tax assets, net	5.4	(2.5)	2.9
Other assets	22.6	(.9)	21.7
Total assets	$1,180.9	$(111.9)	$1,069.0
Liabilities:
Other liabilities	$66.0	$(4.0)	$62.0
Borrowings related to variable interest entities	1,012.3	—	1,012.3
Notes payable of VIEs held by insurance subsidiaries	112.5	(112.5)	—
Total liabilities	$1,190.8	$(116.5)	$1,074.3

The following table provides supplemental information about the revenues and expenses of the VIEs which have been consolidated in accordance with authoritative guidance, after giving effect to the elimination of our investment in the VIEs and investment management fees earned by a subsidiary of the Company (dollars in millions):

	2014	2013	2012
Revenues:
Net investment income – policyholder and reinsurer accounts and other special-purpose portfolios	$47.2	$42.3	$31.3
Fee revenue and other income	1.1	1.8	1.6
Total revenues	48.3	44.1	32.9
Expenses:
Interest expense	30.1	26.0	20.0
Other operating expenses	1.2	1.4	.6
Total expenses	31.3	27.4	20.6
Income before net realized investment losses and income taxes	17.0	16.7	12.3
Net realized investment losses	(2.2)	(1.6)	(.4)
Income before income taxes	$14.8	$15.1	$11.9

The investment portfolios held by the VIEs are primarily comprised of commercial bank loans to corporate obligors which are almost entirely rated below-investment grade.  At December 31, 2014, such loans had an amortized cost of $1,398.1 million; gross unrealized gains of $.5 million; gross unrealized losses of $31.5 million; and an estimated fair value of $1,367.1 million.

The following table sets forth the amortized cost and estimated fair value of the investments held by the VIEs at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$417.2	$411.3
Due after five years through ten years	980.9	955.8
Total	$1,398.1	$1,367.1

The following table sets forth the amortized cost and estimated fair value of those investments held by the VIEs with unrealized losses at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$382.3	$376.3
Due after five years through ten years	869.8	844.3
Total	$1,252.1	$1,220.6

During 2014, the VIEs recognized net realized investment losses of $2.2 million from the sales of fixed maturities. During 2013, the VIEs recognized net realized investment losses of $1.6 million, which were comprised of $.5 million of net losses from the sales of fixed maturities, and $1.1 million of writedowns of investments for other than temporary declines in fair value recognized through net income. During 2012, the VIEs recognized net realized investment losses of $.4 million, which were comprised of $.4 million of net gains from the sales of fixed maturities, and $.8 million of writedowns of investments for other than temporary declines in fair value recognized through net income.

At December 31, 2014, there were no investments held by the VIEs that were in default.

During 2014, $38.7 million of investments held by the VIEs were sold which resulted in gross investment losses (before income taxes) of $2.4 million. During 2013, $11.1 million of investments held by the VIEs were sold which resulted in gross investment losses (before income taxes) of $.9 million. During 2012, $34.9 million of investments held by the VIEs were sold which resulted in gross investment losses (before income taxes) of $.3 million.

At December 31, 2014, the VIEs held:  (i) investments with a fair value of $1,053.2 million and gross unrealized losses of $27.3 million that had been in an unrealized loss position for less than twelve months; and (ii) investments with a fair value of $167.4 million and gross unrealized losses of $4.2 million that had been in an unrealized loss position for greater than twelve months.

At December 31, 2013, the VIEs held: (i) investments with a fair value of $355.5 million and gross unrealized losses of $3.1 million that had been in an unrealized loss position for less than twelve months; and (ii) investments with a fair value of $7.9 million and gross unrealized losses of less than $.1 million that had been in an unrealized loss position for greater than twelve months.

The investments held by the VIEs are evaluated for other-than-temporary declines in fair value in a manner that is consistent with the Company's fixed maturities, available for sale.

In addition, the Company, in the normal course of business, makes passive investments in structured securities issued by VIEs for which the Company is not the investment manager.  These structured securities include asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, residential mortgage-backed securities and collateralized mortgage obligations.  Our maximum exposure to loss on these securities is limited to our cost basis in the investment.  We have determined that we are not the primary beneficiary of these structured securities due to the relative size of our investment in comparison to the total principal amount of the individual structured securities and the level of credit subordination which reduces our obligation to absorb gains or losses.

At December 31, 2014, we held investments in various limited partnerships, in which we are not the primary beneficiary, totaling $36.3 million (classified as other invested assets).  At December 31, 2014, we had unfunded commitments to these partnerships of $81.8 million.  Our maximum exposure to loss on these investments is limited to the amount of our investment.